Leases	12 Months Ended
Jun. 30, 2013
Leases [Abstract]
LEASES
LEASES
The Company leases its corporate headquarters facility along with many service center and distribution center facilities, vehicles and equipment under non-cancelable lease agreements accounted for as operating leases. The minimum annual rental commitments under non-cancelable operating leases as of June 30, 2013 are as follows:

During Fiscal Years
2014	$26,700
2015	19,700
2016	13,400
2017	7,900
2018	4,100
Thereafter	9,200
Total minimum lease payments	$81,000

Rental expenses incurred for operating leases, principally from leases for real property, vehicles and computer equipment were $36,300 in 2013, $31,200 in 2012 and $31,400 in 2011.